Events after the balance sheet date (Details) SFr / shares in Units, SFr in Millions				12 Months Ended
	Feb. 02, 2022 SFr / shares shares	Jan. 04, 2022 CHF (SFr) EquityInstruments SFr / shares	Jan. 08, 2021 SFr / shares shares	Dec. 31, 2021 shares
Events after balance sheet date
Issue of shares | shares			6,900,000	6,900,000
Issue price | SFr / shares			SFr 1.46
Major ordinary share transaction | Addex Pharma SA
Events after balance sheet date
Issue of shares | shares	16,000,000
Issue price | SFr / shares	SFr 1
Change in exercise price of equity incentive units
Events after balance sheet date
Number of equity incentive units, for which exercise price changed | EquityInstruments		8,294,045
Exercise price of equity incentive units after reduction | SFr / shares		SFr 1
Expense from fair value adjustment related to reduction in exercise price of equity incentive units | SFr		SFr 1.7
Change in exercise price of equity incentive units | Not later than one year
Events after balance sheet date
Expense from fair value adjustment related to reduction in exercise price of equity incentive units | SFr		1.6
Change in exercise price of equity incentive units | Later than one year and not later than four years
Events after balance sheet date
Expense from fair value adjustment related to reduction in exercise price of equity incentive units | SFr		SFr 0.1